BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0%
	BANKING - 2.2%
2,715	JPMorgan Chase & Company	$ 353,792

	BEVERAGES - 2.3%
6,000	Coca-Cola Company (The)	372,180

	BIOTECH & PHARMA - 8.5%
2,500	AbbVie, Inc.	398,425
2,580	Johnson & Johnson	399,900
2,650	Merck & Company, Inc.	281,934
7,000	Pfizer, Inc.	285,600
		1,365,859
	DATA CENTER REIT - 2.3%
3,820	Digital Realty Trust, Inc.	375,544

	DIVERSIFIED INDUSTRIALS - 2.3%
2,245	Eaton Corp plc	384,658

	E-COMMERCE DISCRETIONARY - 2.5%
4,000	Amazon.com, Inc.(a)	413,160

	ENTERTAINMENT CONTENT - 2.6%
4,285	Walt Disney Company (The)(a)	429,057

	FOOD - 1.9%
7,975	Kraft Heinz Company (The)	308,393

	GAMING REIT - 2.4%
12,000	VICI Properties, Inc.	391,440

	HEALTH CARE FACILITIES & SERVICES - 1.5%
505	Humana, Inc.	245,157

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.8%
2,000	Procter & Gamble Company (The)	$ 297,380

	INDUSTRIAL INTERMEDIATE PROD - 1.0%
1,280	Chart Industries, Inc.(a)	160,512

	INFRASTRUCTURE REIT - 1.9%
1,500	American Tower Corporation	306,510

	INTERNET MEDIA & SERVICES - 8.9%
4,000	Alphabet, Inc., Class A(a)	414,920
1,860	Expedia Group, Inc.(a)	180,476
1,750	Meta Platforms, Inc., Class A(a)	370,895
715	Netflix, Inc.(a)	247,018
7,000	Uber Technologies, Inc.(a)	221,900
		1,435,209
	LEISURE FACILITIES & SERVICES - 5.7%
970	McDonald's Corporation	271,222
6,150	Starbucks Corporation(b)	640,399
		911,621
	MEDICAL EQUIPMENT & DEVICES - 4.1%
3,685	Exact Sciences Corporation(a)	249,880
500	Illumina, Inc.(a)	116,275
3,770	Medtronic plc	303,937
		670,092
	RENEWABLE ENERGY - 3.0%
2,270	First Solar, Inc.(a),(b)	493,725

	RETAIL - CONSUMER STAPLES - 1.8%
1,955	Walmart, Inc.	288,265

	RETAIL - DISCRETIONARY - 4.1%
1,190	Home Depot, Inc. (The)	351,193
4,000	TJX Companies, Inc. (The)	313,440
		664,633

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares					Fair Value
	COMMON STOCKS — 87.0% (Continued)
	SEMICONDUCTORS - 9.1%
3,750	Applied Materials, Inc.				$ 460,613
1,100	Broadcom, Inc.				705,694
2,445	QUALCOMM, Inc.				311,933
					1,478,240
	SOFTWARE - 4.2%
1,350	Microsoft Corporation				389,205
1,480	Salesforce, Inc.(a)				295,674
					684,879
	TECHNOLOGY HARDWARE - 5.7%
3,510	Apple, Inc.				578,799
9,750	Corning, Inc.				343,980
					922,779
	TECHNOLOGY SERVICES - 2.8%
3,500	PayPal Holdings, Inc.(a)				265,790
800	Visa, Inc., Class A				180,368
					446,158
	TRANSPORTATION & LOGISTICS - 2.3%
1,925	United Parcel Service, Inc., Class B				373,431

	TRANSPORTATION EQUIPMENT - 2.1%
1,410	Cummins, Inc.				336,821

	TOTAL COMMON STOCKS (Cost $10,529,434)				14,109,495

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 3.6%
	DIVERSIFIED INDUSTRIALS — 3.6%
600,000	General Electric Company MTN(c)	US0003M + 0.380%	5.1860	05/05/26	589,414

	TOTAL CORPORATE BONDS (Cost $595,381)				589,414

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

	TOTAL INVESTMENTS - 90.6% (Cost $11,124,815)					$ 14,698,909
	CALL OPTIONS WRITTEN – (0.2)% (Proceeds - $28,068)					(31,890)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.6%					1,556,637
	NET ASSETS - 100.0%					$ 16,223,656

Contracts(d)
	WRITTEN EQUITY OPTIONS – (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
20	First Solar, Inc.	Beech Hill Securities, Inc.	5/19/2023	$ 230	$ 460,000	$ 20,100
30	Starbucks Corporation	Beech Hill Securities, Inc.	5/19/2023	$ 105	$ 315,000	11,790
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $28,068)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $28,068)					$ 31,890

(a)	Non-income producing security.
(b)	All or part of these securities were held as collateral for call options written as of March 31, 2023. Total collateral for call options written is $747,390 in common stocks.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.